Acquisition of Aquila Biolabs GmbH (Tables)	6 Months Ended
Dec. 31, 2022
Acquisition of Aquila Biolabs GmbH
Schdule of valuation of the assets acquired
Fair value of assets acquired	Amount	Useful life
Current assets:
Cash and cash equivalents	$201,100
Accounts Receivable	159,200
Inventory	187,500
Prepaid expenses and other current assets	25,400
Property, plant and equipment	40,200
Deferred tax asset	800,300
Tradename	452,300	6 years
Non-compete agreements	784,500	4 years
IPR&D	742,100	5 years
Customer relationships	252,200	9 years
Patents and other intangibles	286,200	7 years
Total assets acquired	$3,931,000

Fair value of liabilities assumed:

Accounts payable	$(39,300)
Accrued expenses	(90,300)
Other current liabilities	(59,400)
Total liabilities assumed	(189,000)

Total identifiable net assets	3,742,000
Fair value of consideration transferred	7,880,100
Goodwill	$4,138,100

Schdule of unaudited consolidated proforma information
Unaudited Consolidated Pro forma information is as follows:	Year Ended June 30, 2021

Revenues	$10,023,200
Net loss	(4,476,500)

Earnings per share:
Basic	$(1.00)
Diluted	(1.00)